DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value

COMMON STOCKS - 99.0%
Communication Services - 11.7%
Activision Blizzard, Inc.	518	$30,355
Alphabet, Inc., Class A*	240	681,108
Alphabet, Inc., Class C*	240	683,770
AT&T, Inc.	6,475	147,824
Charter Communications, Inc., Class A*	56	36,192
Discovery, Inc., Class C*	297	6,745
DISH Network Corp., Class A*	140	4,375
Electronic Arts, Inc.	434	53,911
Fox Corp., Class A	506	18,069
Fox Corp., Class B	245	8,232
Interpublic Group of Cos., Inc.	601	19,947
Lumen Technologies, Inc.	435	5,368
Meta Platforms, Inc., Class A*	2,750	892,265
New York Times Co., Class A	163	7,742
News Corp., Class A	261	5,643
Nexstar Media Group, Inc., Class A	31	4,635
Omnicom Group, Inc.	230	15,481
Take-Two Interactive Software, Inc.*	138	22,891
Verizon Communications, Inc.	5,102	256,478
Walt Disney Co.*	170	24,633

(Cost $2,284,724)		2,925,664

Consumer Discretionary - 14.8%
Advance Auto Parts, Inc.	150	33,108
Amazon.com, Inc.*	290	1,017,050
AutoNation, Inc.*	78	9,660
AutoZone, Inc.*	29	52,695
Bath & Body Works, Inc.	128	9,617
Best Buy Co., Inc.	655	69,993
Booking Holdings, Inc.*	36	75,667
BorgWarner, Inc.	212	9,175
Brunswick Corp.	110	10,330
Carnival Corp.*	447	7,876
Carter’s, Inc.	54	5,456
Chipotle Mexican Grill, Inc.*	13	21,364
Columbia Sportswear Co.	50	4,876
D.R. Horton, Inc.	384	37,517
Darden Restaurants, Inc.	163	22,486
Deckers Outdoor Corp.*	32	12,973
Dick’s Sporting Goods, Inc.	182	21,396
Dollar General Corp.	469	103,790
Dollar Tree, Inc.*	411	55,004
Domino’s Pizza, Inc.	24	12,579
eBay, Inc.	1,501	101,257
Etsy, Inc.*(a)	82	22,516
Expedia Group, Inc.*	106	17,076
Five Below, Inc.*	29	5,900
Floor & Decor Holdings, Inc., Class A*	75	9,668
Foot Locker, Inc.	268	12,232
Gap, Inc.	178	2,942
Garmin Ltd.	229	30,581
Gentex Corp.	485	16,699
Genuine Parts Co.	178	22,738
Grand Canyon Education, Inc.*	77	5,580
Home Depot, Inc.	1,195	478,729
Kohl’s Corp.	93	4,764
Las Vegas Sands Corp.*	138	4,916
Lear Corp.	55	9,228
Lennar Corp., Class A	430	45,171
LKQ Corp.	303	16,938
Lowe’s Cos., Inc.	1,206	294,976
Lululemon Athletica, Inc.*	64	29,082
MGM Resorts International	147	5,818
Mohawk Industries, Inc.*	100	16,787
Newell Brands, Inc.	257	5,518
NIKE, Inc., Class B	727	123,037
NVR, Inc.*	6	31,352
Ollie’s Bargain Outlet Holdings, Inc.*(a)	81	5,013
O’Reilly Automotive, Inc.*	100	63,816
Polaris, Inc.(a)	121	13,527
Pool Corp.	30	16,624
PulteGroup, Inc.	560	28,017
Qurate Retail, Inc., Series A	479	3,832
Ralph Lauren Corp.	46	5,338
Ross Stores, Inc.	362	39,491
Royal Caribbean Cruises Ltd.*	100	6,982
Starbucks Corp.	914	100,211
Tapestry, Inc.	260	10,431
Target Corp.	1,219	297,241
Tempur Sealy International, Inc.	200	8,568
Thor Industries, Inc.	65	6,871
TJX Cos., Inc.	716	49,690
Tractor Supply Co.	219	49,347
Ulta Beauty, Inc.*	58	22,269
Victoria’s Secret & Co.*	40	2,171
Wayfair, Inc., Class A*(a)	63	15,614
Whirlpool Corp.	63	13,718
Williams-Sonoma, Inc.	185	36,045
YETI Holdings, Inc.*	68	6,267
Yum China Holdings, Inc.	74	3,707

(Cost $3,203,773)		3,710,907

Consumer Staples - 7.5%
Altria Group, Inc.	1,851	78,927
Boston Beer Co., Inc., Class A*	6	2,707
Campbell Soup Co.	112	4,517
Church & Dwight Co., Inc.	148	13,228
Clorox Co.	162	26,382
Colgate-Palmolive Co.	742	55,665
Conagra Brands, Inc.	266	8,126
Costco Wholesale Corp.	776	418,559
Darling Ingredients, Inc.*	67	4,524
Estee Lauder Cos., Inc., Class A	143	47,486

General Mills, Inc.	418	25,820
Herbalife Nutrition Ltd.*	162	6,052
Hershey Co.	131	23,251
Hormel Foods Corp.	407	16,850
Ingredion, Inc.	76	7,078
J M Smucker Co.	82	10,371
Kellogg Co.	154	9,422
Kimberly-Clark Corp.	375	48,866
Kroger Co.	934	38,789
Monster Beverage Corp.*	438	36,696
PepsiCo, Inc.	137	21,890
Philip Morris International, Inc.	2,057	176,779
Procter & Gamble Co.	2,119	306,365
Spectrum Brands Holdings, Inc.	55	5,505
Sysco Corp.	422	29,557
Tyson Foods, Inc., Class A	212	16,739
Walgreens Boots Alliance, Inc.	864	38,707
Walmart, Inc.	2,915	409,936

(Cost $1,764,527)		1,888,794

Energy - 2.8%
Chevron Corp.	1,695	191,315
ConocoPhillips	1,342	94,114
Coterra Energy, Inc.	730	14,658
Devon Energy Corp.	430	18,086
Diamondback Energy, Inc.	87	9,286
DT Midstream, Inc.	54	2,477
EOG Resources, Inc.	1,098	95,526
Exxon Mobil Corp.	2,998	179,400
Marathon Oil Corp.	471	7,296
Marathon Petroleum Corp.	635	38,640
Phillips 66	116	8,024
Pioneer Natural Resources Co.	191	34,059
Valero Energy Corp.	112	7,497

(Cost $756,143)		700,378

Financials - 7.8%
Aflac, Inc.	360	19,490
Allstate Corp.	385	41,857
Aon PLC, Class A	147	43,478
Apollo Global Management, Inc.(a)	137	9,697
Arch Capital Group Ltd.*	384	15,506
Berkshire Hathaway, Inc., Class B*	2,963	819,832
Brown & Brown, Inc.	136	8,760
Capital One Financial Corp.	282	39,629
Cboe Global Markets, Inc.	172	22,178
Cincinnati Financial Corp.	275	31,322
Credit Acceptance Corp.*	18	11,248
Erie Indemnity Co., Class A	43	7,990
Evercore, Inc., Class A	169	23,440
FactSet Research Systems, Inc.	50	23,428
Fidelity National Financial, Inc.	636	31,107
First American Financial Corp.	227	16,839
Franklin Resources, Inc.	480	15,552
Hartford Financial Services Group, Inc.	149	9,849
Lazard Ltd., Class A	292	12,445
LPL Financial Holdings, Inc.	197	31,049
Markel Corp.*	6	7,169
MarketAxess Holdings, Inc.	32	11,286
Marsh & McLennan Cos., Inc.	418	68,560
MGIC Investment Corp.(a)	1,136	16,018
Moody’s Corp.	220	85,941
MSCI, Inc.	88	55,392
Nasdaq, Inc.	63	12,803
Old Republic International Corp.	280	6,709
Progressive Corp.	1,675	155,675
S&P Global, Inc.(a)	330	150,391
SEI Investments Co.	244	14,550
Synchrony Financial	459	20,559
T. Rowe Price Group, Inc.	490	97,976
Travelers Cos., Inc.	122	17,928
White Mountains Insurance Group Ltd.	6	6,017

(Cost $1,628,399)		1,961,670

Health Care - 13.6%
AbbVie, Inc.	968	111,591
ABIOMED, Inc.*	32	10,073
Align Technology, Inc.*	36	22,015
AmerisourceBergen Corp.	169	19,562
Amgen, Inc.	712	141,603
Anthem, Inc.	519	210,833
Biogen, Inc.*	470	110,798
Bio-Rad Laboratories, Inc., Class A*	43	32,388
Bristol-Myers Squibb Co.	306	16,411
Cardinal Health, Inc.	471	21,774
Cerner Corp.	455	32,055
Chemed Corp.	26	12,103
Cigna Corp.	885	169,831
CVS Health Corp.	1,605	142,941
DaVita, Inc.*	115	10,867
Edwards Lifesciences Corp.*	562	60,308
Eli Lilly & Co.	364	90,287
Exelixis, Inc.*	315	5,289
Gilead Sciences, Inc.	192	13,235
HCA Healthcare, Inc.	221	49,855
Henry Schein, Inc.*	275	19,542
Hologic, Inc.*	154	11,508
Humana, Inc.	402	168,723
IDEXX Laboratories, Inc.*	34	20,674
Illumina, Inc.*	46	16,805
Incyte Corp.*	63	4,266
Intuitive Surgical, Inc.*	105	34,056
Jazz Pharmaceuticals PLC*	62	7,432
Johnson & Johnson	3,125	487,281
Laboratory Corp. of America Holdings*	75	21,400
Masimo Corp.*	29	8,065
McKesson Corp.	363	78,684

Merck & Co., Inc.	1,152	86,296
Mettler-Toledo International, Inc.*	23	34,825
Molina Healthcare, Inc.*	55	15,685
Neurocrine Biosciences, Inc.*	65	5,411
Organon & Co.	657	19,204
PerkinElmer, Inc.	57	10,383
Pfizer, Inc.	2,274	122,182
Premier, Inc., Class A	185	6,858
Quest Diagnostics, Inc.	144	21,410
Quidel Corp.*	78	11,510
Regeneron Pharmaceuticals, Inc.*	168	106,937
ResMed, Inc.	75	19,114
Sage Therapeutics, Inc.*	114	4,436
Seagen, Inc.*	68	10,880
Thermo Fisher Scientific, Inc.	218	137,957
United Therapeutics Corp.*	46	8,717
UnitedHealth Group, Inc.	1,145	508,632
Universal Health Services, Inc., Class B	136	16,147
Vertex Pharmaceuticals, Inc.*	289	54,026
Waters Corp.*	63	20,668
West Pharmaceutical Services, Inc.	63	27,888

(Cost $3,069,541)		3,411,421

Industrials - 6.7%
3M Co.	432	73,457
A O Smith Corp.	255	20,158
Acuity Brands, Inc.(a)	89	17,920
AGCO Corp.	100	11,021
Alaska Air Group, Inc.*	182	8,840
Boeing Co.*	91	18,004
Booz Allen Hamilton Holding Corp.	64	5,372
C.H. Robinson Worldwide, Inc.	89	8,463
Carlisle Cos., Inc.	27	6,080
Carrier Global Corp.	1,727	93,465
Caterpillar, Inc.	194	37,510
Cintas Corp.	43	18,154
Copart, Inc.*	217	31,500
Cummins, Inc.	304	63,764
Delta Air Lines, Inc.*	1,014	36,707
Donaldson Co., Inc.	127	7,167
Eaton Corp. PLC	202	32,736
Emerson Electric Co.	669	58,765
Expeditors International of Washington, Inc.	289	35,148
Fastenal Co.	820	48,519
FedEx Corp.	105	24,189
Fortune Brands Home & Security, Inc.	52	5,228
FTI Consulting, Inc.*	63	9,204
General Dynamics Corp.	114	21,543
Graco, Inc.	198	14,432
Honeywell International, Inc.	68	13,752
Huntington Ingalls Industries, Inc.	87	15,443
Illinois Tool Works, Inc.	156	36,215
ITT, Inc.	137	12,958
Jacobs Engineering Group, Inc.	70	9,979
JB Hunt Transport Services, Inc.	160	30,586
JetBlue Airways Corp.*	325	4,362
Johnson Controls International PLC	447	33,418
Knight-Swift Transportation Holdings, Inc.	349	19,980
L3Harris Technologies, Inc.	112	23,417
Landstar System, Inc.	55	9,270
Lennox International, Inc.	20	6,180
Lincoln Electric Holdings, Inc.	73	9,852
Lockheed Martin Corp.	503	167,660
ManpowerGroup, Inc.	85	7,619
Masco Corp.	383	25,240
MSC Industrial Direct Co., Inc., Class A	88	6,926
Northrop Grumman Corp.	89	31,043
Old Dominion Freight Line, Inc.	120	42,620
Oshkosh Corp.	100	10,760
Otis Worldwide Corp.	613	49,285
Owens Corning	102	8,654
PACCAR, Inc.	178	14,849
Parker-Hannifin Corp.	56	16,915
Pentair PLC	108	7,959
Quanta Services, Inc.	151	17,181
Republic Services, Inc.	92	12,168
Robert Half International, Inc.	183	20,344
Rockwell Automation, Inc.	77	25,887
Snap-on, Inc.	89	18,326
Southwest Airlines Co.*	950	42,180
Stanley Black & Decker, Inc.	50	8,738
Textron, Inc.	111	7,859
Toro Co.	63	6,335
Trane Technologies PLC	85	15,865
Trex Co., Inc.*	88	11,684
Union Pacific Corp.	59	13,903
United Airlines Holdings, Inc.*	182	7,691
United Parcel Service, Inc., Class B	503	99,780
United Rentals, Inc.*	41	13,888
W.W. Grainger, Inc.	62	29,847
Watsco, Inc.	53	15,514

(Cost $1,534,378)		1,689,478

Information Technology - 30.5%
Accenture PLC, Class A	799	285,563
Adobe, Inc.*	434	290,715
Advanced Micro Devices, Inc.*	649	102,782
Akamai Technologies, Inc.*	75	8,453
Amdocs Ltd.	238	16,617
Apple, Inc.	9,214	1,523,074
Applied Materials, Inc.	839	123,492
Arista Networks, Inc.*	256	31,759
Arrow Electronics, Inc.*	89	10,827
Autodesk, Inc.*	102	25,927
Automatic Data Processing, Inc.	539	124,450
Avnet, Inc.	173	6,275

Broadridge Financial Solutions, Inc.	167	28,151
Cadence Design Systems, Inc.*	250	44,365
CDW Corp.	45	8,521
Ciena Corp.*	254	15,298
Cirrus Logic, Inc.*	95	7,617
Cisco Systems, Inc.	8,006	439,049
Citrix Systems, Inc.	185	14,880
Cognex Corp.	89	6,875
Cognizant Technology Solutions Corp., Class A	1,175	91,627
Dell Technologies, Inc., Class C*	111	6,268
Dolby Laboratories, Inc., Class A	78	6,506
Enphase Energy, Inc.*	35	8,750
EPAM Systems, Inc.*	27	16,431
F5, Inc.*	74	16,841
Fortinet, Inc.*	125	41,514
Hewlett Packard Enterprise Co.	623	8,940
HP, Inc.	3,982	140,485
Intel Corp.	11,755	578,346
International Business Machines Corp.	409	47,894
Intuit, Inc.	208	135,678
IPG Photonics Corp.*	28	4,597
Jabil, Inc.	226	13,212
Jack Henry & Associates, Inc.	92	13,950
Keysight Technologies, Inc.*	109	21,198
KLA Corp.	108	44,078
Kyndryl Holdings, Inc.*	80	1,264
Lam Research Corp.	124	84,301
Mastercard, Inc., Class A	839	264,218
Micron Technology, Inc.	2,340	196,560
Microsoft Corp.	4,234	1,399,718
MKS Instruments, Inc.	38	5,782
Monolithic Power Systems, Inc.	18	9,962
National Instruments Corp.	140	5,813
NetApp, Inc.	405	35,996
NortonLifeLock, Inc.	386	9,592
NVIDIA Corp.	934	305,194
Oracle Corp.	1,929	175,038
Paychex, Inc.	423	50,422
PayPal Holdings, Inc.*	84	15,531
Qorvo, Inc.*	102	14,916
salesforce.com, Inc.*	390	111,134
Skyworks Solutions, Inc.	244	37,005
Synopsys, Inc.*	116	39,556
TD SYNNEX Corp.	64	6,621
Teledyne Technologies, Inc.*	22	9,136
Teradyne, Inc.	250	38,218
Texas Instruments, Inc.	1,335	256,814
Tyler Technologies, Inc.*	19	9,861
Universal Display Corp.	35	5,007
VeriSign, Inc.*	87	20,872
Visa, Inc., Class A(a)	931	180,400
VMware, Inc., Class A	114	13,308
Western Union Co.	630	9,967
Xilinx, Inc.	123	28,099
Zebra Technologies Corp., Class A*	23	13,542

(Cost $6,085,211)		7,664,852

Materials - 1.8%
Air Products and Chemicals, Inc.	197	56,626
Amcor PLC	1,696	19,199
Berry Global Group, Inc.*	89	6,145
Celanese Corp.	159	24,066
CF Industries Holdings, Inc.	209	12,663
Corteva, Inc.	1,049	47,205
Dow, Inc.	788	43,285
DuPont de Nemours, Inc.	57	4,216
Eagle Materials, Inc.	42	6,477
International Paper Co.	435	19,801
Louisiana-Pacific Corp.	182	11,894
LyondellBasell Industries NV, Class A	248	21,608
Mosaic Co.	196	6,707
Newmont Corp.	849	46,627
Nucor Corp.	268	28,478
Packaging Corp. of America	101	13,190
Reliance Steel & Aluminum Co.	124	18,430
Scotts Miracle-Gro Co.	51	7,389
Sherwin-Williams Co.	131	43,392
Steel Dynamics, Inc.	161	9,628
Sylvamo Corp.*	41	1,242

(Cost $408,256)		448,268

Real Estate - 1.1%
Apartment Income REIT Corp. REIT	92	4,670
Boston Properties, Inc. REIT	63	6,794
CBRE Group, Inc., Class A*	693	66,230
Gaming and Leisure Properties, Inc. REIT	112	5,053
Highwoods Properties, Inc. REIT	103	4,450
Host Hotels & Resorts, Inc. REIT*	718	11,273
Jones Lang LaSalle, Inc.*	53	12,450
Kimco Realty Corp. REIT	554	12,421
Public Storage REIT	209	68,422
Simon Property Group, Inc. REIT	269	41,114
VICI Properties, Inc. REIT(a)	322	8,758
Vornado Realty Trust REIT	278	11,159
Weyerhaeuser Co. REIT	372	13,991

(Cost $225,004)		266,785

Utilities - 0.7%
AES Corp.	508	11,877
DTE Energy Co.	101	10,942
Entergy Corp.	85	8,529
Evergy, Inc.	177	11,204
Exelon Corp.	801	42,237
NRG Energy, Inc.	604	21,756
PPL Corp.	424	11,800
Public Service Enterprise Group, Inc.	400	24,996

Sempra Energy	155	18,580
Vistra Corp.	828	16,461

(Cost $173,549)		178,382

TOTAL COMMON STOCKS
(Cost $21,133,505)		24,846,599

CASH EQUIVALENTS - 0.8%
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
(Cost $193,647)	193,647	193,647

TOTAL INVESTMENTS - 99.8%
(Cost $21,327,152)		$25,040,246
Other assets and liabilities, net - 0.2%		44,257

NET ASSETS - 100.0%		$25,084,503

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
18,629	—	(18,629) (d)	—	—	0	—	—	—
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
187,481	238,147	(231,981)	—	—	17	—	193,647	193,647

206,110	238,147	(250,610)	—	—	17	—	193,647	193,647

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $416,774, which is 1.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $434,479.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

REIT:	Real Estate Investment Trust

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
E-Mini S&P 500 Futures	USD	1	$222,945	$228,313	12/17/2021	$5,368

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2021.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$24,846,599	$—	$—	$24,846,599
Short-Term Investments (f)	193,647	—	—	193,647
Derivatives (g)
Futures Contracts	5,368	—	—	5,368

TOTAL	$25,045,614	$—	$—	$25,045,614

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.